Schedule of Property, Plant and Equipment (Details) (USD $)	Jan. 31, 2014	Jan. 31, 2013
Cost	$ 560,447	$ 554,250
Accumulated Depreciation	194,357	132,943
Net Book Value	366,090	421,307
Buildings [Member]
Cost	294,961	294,961
Accumulated Depreciation	56,043	29,496
Net Book Value	238,918	265,465
Equipment [Member]
Cost	187,199	183,407
Accumulated Depreciation	87,835	63,043
Net Book Value	99,364	120,364
Furniture and fixtures [Member]
Cost	19,185	19,185
Accumulated Depreciation	11,179	9,178
Net Book Value	8,006	10,007
Computer equipment [Member]
Cost	59,102	56,697
Accumulated Depreciation	39,300	31,226
Net Book Value	$ 19,802	$ 25,471